VARIABLE INTEREST ENTITIES ("VIE") (Tables)	12 Months Ended
Dec. 31, 2015
VARIABLE INTEREST ENTITIES [Abstract]
Schedule of sale leaseback transactions
The following table gives a summary of the sale and leaseback arrangements, including repurchase options and obligations as of December 31, 2015:

Vessel	Effective from	Sales value (in $ millions)	First repurchase option (in $ millions)	Date of first repurchase option	Repurchase obligation at end of lease term (in $ millions)	End of lease term
Golar Glacier	October 2014	204.0	173.8	October 2019	142.7	October 2024
Golar Kelvin	January 2015	204.0	173.8	January 2020	142.7	January 2025
Golar Snow	January 2015	204.0	173.8	January 2020	142.7	January 2025
Golar Ice	February 2015	204.0	173.8	February 2020	142.7	February 2025
Golar Tundra	November 2015	254.6	194.1	November 2018	101.8	November 2025

Summary of the bareboat charter rates per day based on Base LIBOR Interest Rate for the next five years
A summary of our payment obligations (excluding repurchase options and obligations) under the bareboat charters with the lessor VIEs as of December 31, 2015, are shown below:

(in $ thousands)	2016	2017	2018	2019	2020	2021+
Golar Glacier	17,147	17,100	17,100	17,100	17,147	64,137
Golar Kelvin	17,147	17,100	17,100	17,100	17,147	66,995
Golar Snow	17,147	17,100	17,100	17,100	17,147	66,995
Golar Ice	17,147	17,100	17,100	17,100	17,147	69,899
Golar Tundra	12,729	12,729	12,729	12,729	12,729	61,522

Schedule of assets and liabilities of lessor VIEs
The assets and liabilities of the ICBCL and CMBL lessor VIEs that most significantly impact our consolidated balance sheet as of December 31, 2015 and 2014, are as follows:

(in $ thousands)	Golar Glacier	Golar Kelvin	Golar Snow	Golar Ice	Golar Tundra	2015	2014
Assets						Total	Total
Restricted cash and short term receivables (see note 20)	7,132	16,942	8,648	2,728	—	35,450	—
Restricted cash - held-for-sale current assets (1) (see note 19)	—	—	—	—	3,618	3,618	—
	7,132	16,942	8,648	2,728	3,618	39,068	—

Liabilities
Debt:
Short-term interest bearing debt (see note 25)	31,826	182,540	22,566	172,046	—	408,978	31,826
Long-term interest bearing debt - current portion (see note 25)	7,650	—	8,000	—	—	15,650	7,650
Long-term interest bearing debt - non-current portion (see note 25)	137,700	—	148,000	—	—	285,700	145,350
Short-term interest bearing debt - held-for-sale (1) (see note 19)	—	—	—	—	201,725	201,725	—
	177,176	182,540	178,566	172,046	201,725	912,053	184,826

(1)
The assets and liabilities relating to the Golar Tundra lessor VIE have been reclassified as “held-for-sale” in connection with the sale of our interests in the companies that own and operate the vessel to Golar Partners (see note 19).